MA Specialty Credit Income Fund

Consolidated Schedule of Investments

March 31, 2025 (Unaudited)

Description	Interest	Maturity Date	Shares/Principal	Cost	Value
Collateralized Loan Obligations (1.99%)
MCF CLO 10 LTD(a)(b)(c)	10.70% (3-Month SOFR + 6.40%)	4/15/2035	$2,000,000	$2,026,521	$2,015,184
Total Collateralized Loan Obligations (Cost $2,026,521) (1.99%)				2,026,521	2,015,184

Private Loans (62.10%)
ABL REVOLVER IHC(b)(d)	13.82% (1-Month SOFR + 9.50%)	6/30/2027	2,390,069	2,390,069	2,420,340
ABL REVOLVER RF(a)(b)(d)	13.57% (1-Month SOFR + 9.25%)	4/15/2026	8,247,122	8,247,122	8,312,868
ABL TERM PCG(a)(d)	12.00%	6/28/2027	4,365,553	4,365,553	4,378,990
ABL TERM GP(b)(d)	11.31% (Daily SOFR + 7.00%)	9/27/2028	25,000,000	25,000,000	25,204,300
ABL TERM VI(d)	13.50%	11/20/2027	13,750,000	13,750,000	13,803,185
BE OLD I LLC ELC(a)(d)(e)(f)	11.00%	9/30/2028	9,364,094	9,120,822	7,722,397
BE OLD I LLC 2ALC(a)(d)(e)(f)	12.00%	2/29/2028	1,049,978	1,090,978	962,309
Private Loans (Cost $63,964,544) (62.10%)				63,964,544	62,804,389

Private Real Estate Debt (5.81%)
XCAL 2023-MSN10 B1(a)(b)(c)(d)(f)(g)	10.83% (1-Month SOFR + 6.50%)	11/15/2025	2,305,952	2,305,952	2,305,952
XCAL 2023-MSN10 B2(a)(b)(c)(d)(f)(g)	20.91% (1-Month SOFR + 16.58%)	11/15/2025	944,048	944,048	944,048
XCF 2024-OSL A(a)(b)(c)(d)(f)(g)	8.75% (1-Month SOFR + 4.00%)	2/15/2026	2,000,000	2,000,000	2,063,108
XCF 2024-OSL B2(a)(b)(c)(d)(f)(g)	28.96% (1-Month SOFR + 24.21%)	2/15/2026	550,000	550,000	565,890
Private Real Estate Debt (Cost $5,800,000) (5.81%)				5,800,000	5,878,998

Short-Term Investments
Money Market Fund (23.28%)
Fidelity Investments Money Market Treasury Portfolio - Class I	4.15%(h)		23,544,572	23,544,572	23,544,572
Total Short-Term Investments (Cost $23,544,572) (23.28%)				23,544,572	23,544,572

Total Investments (Cost $95,335,637) (93.18%)				$95,335,637	$94,243,143
Assets in excess of other liabilities (6.82%)					6,896,843
Net Assets - 100.00%					$101,139,986

a Investment was acquired in-kind from private funds managed by the Adviser between May 28, 2024 and June 30, 2024 in exchange for cash and shares.

b Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2025.

c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is restricted to resale to qualified buyers.

d Fair valued using significant unobservable inputs. The total of all such investments represents 67.90% of net assets.

e This investment is made through the majority owned subsidiary BE OLD I, LLC.

f Security restricted as to resale.

g This investment is made through the wholly owned subsidiary BE X CAL II, LLC.

h The rate is the annualized seven-day yield at period end.

Additional information on restricted securities is as follows:

Investment	Initial Acquisition Date	Cost
MCF CLO 10 Ltd	6/26/2024	$2,026,521
BE OLD I LLC ELC	6/1/2024	9,120,822
BE OLD I LLC 2ALC	6/1/2024	1,090,978
XCAL 2023-MSN10 B1	6/1/2024	2,305,952
XCAL 2023-MSN10 B2	6/1/2024	944,048
XCF 2024-OSL A	6/10/2024	2,000,000
XCF 2024-OSL B2	6/10/2024	550,000